NON-WHOLLY OWNED SUBSIDIARIES	12 Months Ended
Dec. 31, 2024
Interests In Other Entities [Abstract]
NON-WHOLLY OWNED SUBSIDIARIES	NON-WHOLLY OWNED SUBSIDIARIES
The following tables present the gross assets and liabilities as at December 31, 2024 and 2023 as well as gross amounts of revenues, net income (loss), other comprehensive income (loss) and distributions for the years ended December 31, 2024, 2023 and 2022 from the partnership’s investments in material non-wholly owned subsidiaries:

	Year ended December 31, 2024
	Total							Profit/(loss) allocated to others with non-controlling interests	Distributions to others with non-controlling interests	Equity allocated to others with non-controlling interests
(US$ MILLIONS)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenues	Net income (loss)	OCI
Business services	$3,876	$24,038	$4,050	$18,496	$6,545	$(763)	$(213)	$(631)	$(422)	$3,651
Infrastructure services	3,511	13,482	3,630	9,469	3,742	(325)	(138)	(211)	(3)	2,465
Industrials	6,106	19,664	3,258	15,529	14,405	1,552	(527)	1,180	(19)	4,943
Total	$13,493	$57,184	$10,938	$43,494	$24,692	$464	$(878)	$338	$(444)	$11,059

	Year ended December 31, 2023
	Total							Profit/(loss) allocated to others with non-controlling interests	Distributions to others with non-controlling interests	Equity allocated to others with non-controlling interests
(US$ MILLIONS)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenues	Net income (loss)	OCI
Business services	$5,983	$28,864	$6,857	$20,507	$29,225	$611	$25	$333	$(1,853)	$5,148
Infrastructure services	1,858	14,787	1,826	10,448	7,448	3,618	(4)	1,995	(1,839)	2,773
Industrials	5,255	21,113	3,630	16,789	14,801	(8)	214	8	(41)	4,137
Total	$13,096	$64,764	$12,313	$47,744	$51,474	$4,221	$235	$2,336	$(3,733)	$12,058

	Year ended December 31, 2022
	Total			Profit/(loss) allocated to others with non-controlling interests	Distributions to others with non-controlling interests	Equity allocated to others with non-controlling interests
(US$ MILLIONS)	Revenues	Net income (loss)	OCI
Business services	$31,432	$197	$(344)	$95	$(1,122)	$5,990
Infrastructure services	7,516	(30)	128	(53)	(1,083)	2,474
Industrials	14,448	202	76	112	(44)	3,642
Total	$53,396	$369	$(140)	$154	$(2,249)	$12,106
The following table outlines the composition of accumulated non-controlling interests related to the interest of others presented in the partnership’s consolidated statements of financial position as at December 31, 2024 and 2023:

(US$ MILLIONS)	2024	2023
Non-controlling interests related to material non-wholly owned subsidiaries
Business services	$3,651	$5,148
Infrastructure services	2,465	2,773
Industrials	4,943	4,137
Total non-controlling interests in material non-wholly owned subsidiaries	$11,059	$12,058
Total individually immaterial non-controlling interests balance	392	158
Total non-controlling interests	$11,451	$12,216